LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short-term loans were as follows:

	December 31,	December 31,	December 31,
Description	2012	2011	2010
Loan payable to Xi Zhimen Branch of ICBC, interest at 5.84% annually, due day by June 30, 2011 with collateral consisting of buildings and land use rights. Loan payable to Industrial and Commercial Bank of China, interest at 6.56% annually, due by December 19, 2012, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$-	$1,587,074	$1,510,000

Loan payable to China Minsheng Bank, interest at 7.93% annually, due by September 14, 2012.	-	793,594

Loan payable to China Merchants Bank, interest at 8.53% annually, due by July 21, 2012.	-	1,110,952

Loan payable to China Minsheng Bank, interest at 7.8% annually, due by August 23, 2013.	793,512	-

Loan payable to Industrial and Commercial Bank of China, interest at 5.6% annually, due by April 30, 2013 with collateral consisting of land use rights for the land in Yangtze River Road North and Ruishan Road West, New District, Zhenjiang.	1,745,727	-
	$2,539,239	$3,491,620	$1,510,000

Schedule Of Long Term Debt [Table Text Block]
Long-term loans were as follows:

	December 31,	December 31,
Description	2012	2011
Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$1,110,917	$1,587,100

Long-term loan due within one year	(476,107)	(476,138)

Long-term loan will be paid beyond one year	$634,810	$1,110,962